Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
At cost:
Computer and transmission equipment	9,839	9,753	1,394
Furniture, fixtures and office equipment	2,342	3,075	440
Total	12,181	12,828	1,834
Less: accumulated depreciation	(10,200)	(10,584)	(1,513)
Property and equipment, net	1,981	2,244	321